Property, Plant and Equipment - by segment (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Property, plant and equipment	$ 68,428	$ 68,512
Assets under construction and not subject to depreciation	5,600	6,800
Operating segments | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	51,086	51,908
Operating segments | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	5,931	5,653
Operating segments | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	10,765	10,388
Corporate and Eliminations
Property, Plant and Equipment
Property, plant and equipment	646	563
Cost
Property, Plant and Equipment
Property, plant and equipment	139,271	133,587	$ 125,582
Cost | Operating segments | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	98,272	94,509
Cost | Operating segments | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	18,905	18,424
Cost | Operating segments | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	20,822	19,524
Cost | Corporate and Eliminations
Property, Plant and Equipment
Property, plant and equipment	1,272	1,130
Accumulated provision
Property, Plant and Equipment
Property, plant and equipment	(70,843)	(65,075)	$ (57,932)
Accumulated provision | Operating segments | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	(47,186)	(42,601)
Accumulated provision | Operating segments | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	(12,974)	(12,771)
Accumulated provision | Operating segments | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	(10,057)	(9,136)
Accumulated provision | Corporate and Eliminations
Property, Plant and Equipment
Property, plant and equipment	$ (626)	$ (567)